Restricted net assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Restricted net assets
Restricted net assets	¥ 66.8	$ 9.6
Restricted net assets to total consolidated net assets (as a percent)	22.77%	22.77%